SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 03, 2022	Mar. 01, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits				$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties				$ 0	$ 0	$ 0
Units Issued During Period, Shares, New Issues			2,012,500
Underwriter Units				40,250
Purchase price per unit				$ 10.25	$ 10.25
Redeemable Warrants
Purchase price per unit				$ 0.0001
Initial Public Offering
Units Issued During Period, Shares, New Issues		7,000,000	550,000		7,000,000
Proceeds from issuance initial public offering	$ 80,500,000	$ 80,500,000
Exercise price of warrants		$ 11.50			$ 11.50
Number of shares issuable per warrant		1		1
Number of Warrants Issued Per Unit	0.75
Purchase price per unit	$ 10.00	$ 10.00	$ 10		$ 10.00
Offering costs				$ 1,240,837
Underwriting fees				$ 750,000
Over-allotment option
Units Issued During Period, Shares, New Issues	1,050,000	1,050,000			8,050,000
Sale of Private Placement Warrants (in shares)			40,250
Purchase price per unit				$ 11.50
IPO and Private Placements
Sale of Private Placement Warrants (in shares)				30,188
Warrant share price at $11.50
Purchase price per unit					$ 1.00
Private Placement Warrants
Exercise price of warrants				$ 11.50	11.50
Warrants outstanding				41,250
Private Placement Warrants | Initial Public Offering
Purchase price per unit		$ 10.25			10.25
Private Placement Warrants | Warrant share price at $15
Exercise price of warrants		$ 15.00		$ 15	$ 15
Sale of Private Placement Warrants (in shares)		1,000,000		1,000,000	1,000,000
Price of warrant				$ 15.00
Purchase price per unit		$ 0.10		15	$ 0.10
Private Placement Warrants | Warrant share price at $10
Exercise price of warrants		$ 10.00			$ 10.00
Sale of Private Placement Warrants (in shares)		55,000			55,000
Private Placement Warrants | Warrant share price at $11.50
Exercise price of warrants		$ 11.50	$ 11.50	$ 11.50	$ 11.50
Sale of Private Placement Warrants (in shares)		3,950,000	3,950,000	3,950,000	3,950,000
Price of warrant				$ 11.50
Purchase price per unit		$ 1.00		11.50	$ 11.50
Public Warrants
Exercise price of warrants				$ 11.50	11.50
Warrants outstanding				6,037,500
Purchase price per unit				$ 0.10	0.10
Public Warrants | Initial Public Offering
Price of warrant		$ 10.00
Public Warrants | Warrant share price at $15
Purchase price per unit					$ 15.00